Earnings per share (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Anti-dilutive share options	1,290,294	0
LTIP
Earnings per share
Consideration for issuance of share options	£ 0